Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Changes in the carrying amount of goodwill
Balance at the beginning of year	¥ 136,569	$ 19,670
Increase in goodwill related to acquisitions during the year	10,565	1,521	136,569
Remeasurement of prior year acquisitions	505	73
Accumulated impairment loss
Balance at the end of year	¥ 147,639	$ 21,264	¥ 136,569